Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares U.S. ETF Trust
Entity Central Index Key	0001524513
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000148680
Shareholder Report [Line Items]
Fund Name	iShares Short Maturity Municipal Bond Active ETF
Trading Symbol	MEAR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Short Maturity Municipal Bond Active ETF (the “Fund”) (Formerly known as BlackRock Short Maturity Municipal Bond ETF) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short Maturity Municipal Bond Active ETF	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended October 31, 2024, the Fund returned 4.30%.

  For the same period, the Bloomberg Municipal Bond Index returned 9.70% and the Bloomberg Municipal Bond: 1 Year (1-2) Index returned 4.42%.

What contributed to performance?

During the reporting period, a combination of moderating inflation levels and a softening labor market contributed to the U.S. Federal Reserve’s decision to loosen monetary policy with a 50-basis point target policy rate cut in September. Amid a volatile overall rate market, the investment adviser’s selective approach to the timing of duration extension trades was a positive contributor to the Fund’s performance. Variable rate demand note (“VRDN”) securities provided price protection from adverse market pricing changes because the securities traded at par while capturing increases in yields with daily or weekly rate adjustments and contributed to performance. A selective overweight to the 2-5year part of the yield curve also contributed to performance. From a credit perspective, A and BBB rated municipal bonds were additive.

What detracted from performance?

Detracting from the Fund’s performance during the reporting period were underweights to the tax-backed states, utilities and transportation sectors, and an underweight allocation to the one-two-year part of the yield curve.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]
	Fund	Bloomberg Municipal Bond Index	Bloomberg Municipal Bond: 1 Year (1-2) Index
Mar 15	$9,998	$10,050	$10,000
Apr 15	$9,994	$9,998	$10,000
May 15	$9,972	$9,970	$10,000
Jun 15	$9,978	$9,961	$10,000
Jul 15	$9,999	$10,033	$10,013
Aug 15	$10,017	$10,053	$10,030
Sep 15	$10,034	$10,125	$10,042
Oct 15	$10,048	$10,166	$10,052
Nov 15	$10,034	$10,206	$10,040
Dec 15	$10,036	$10,278	$10,038
Jan 16	$10,062	$10,400	$10,069
Feb 16	$10,084	$10,417	$10,085
Mar 16	$10,076	$10,450	$10,071
Apr 16	$10,087	$10,527	$10,082
May 16	$10,092	$10,555	$10,087
Jun 16	$10,111	$10,723	$10,104
Jul 16	$10,125	$10,730	$10,122
Aug 16	$10,126	$10,744	$10,107
Sep 16	$10,111	$10,690	$10,085
Oct 16	$10,118	$10,578	$10,092
Nov 16	$10,086	$10,184	$10,049
Dec 16	$10,095	$10,303	$10,068
Jan 17	$10,119	$10,371	$10,105
Feb 17	$10,145	$10,443	$10,138
Mar 17	$10,149	$10,466	$10,138
Apr 17	$10,161	$10,542	$10,154
May 17	$10,177	$10,709	$10,173
Jun 17	$10,173	$10,671	$10,165
Jul 17	$10,192	$10,757	$10,189
Aug 17	$10,215	$10,839	$10,212
Sep 17	$10,210	$10,784	$10,200
Oct 17	$10,213	$10,810	$10,201
Nov 17	$10,183	$10,752	$10,155
Dec 17	$10,193	$10,865	$10,161
Jan 18	$10,209	$10,737	$10,190
Feb 18	$10,220	$10,705	$10,207
Mar 18	$10,223	$10,744	$10,200
Apr 18	$10,223	$10,706	$10,190
May 18	$10,247	$10,828	$10,224
Jun 18	$10,269	$10,838	$10,260
Jul 18	$10,293	$10,864	$10,281
Aug 18	$10,300	$10,892	$10,278
Sep 18	$10,299	$10,821	$10,258
Oct 18	$10,310	$10,755	$10,267
Nov 18	$10,331	$10,874	$10,299
Dec 18	$10,354	$11,004	$10,338
Jan 19	$10,377	$11,087	$10,370
Feb 19	$10,396	$11,146	$10,394
Mar 19	$10,416	$11,323	$10,422
Apr 19	$10,428	$11,365	$10,430
May 19	$10,456	$11,522	$10,469
Jun 19	$10,476	$11,564	$10,501
Jul 19	$10,504	$11,658	$10,536
Aug 19	$10,519	$11,842	$10,550
Sep 19	$10,513	$11,747	$10,528
Oct 19	$10,533	$11,768	$10,559
Nov 19	$10,546	$11,797	$10,577
Dec 19	$10,564	$11,833	$10,592
Jan 20	$10,585	$12,046	$10,630
Feb 20	$10,605	$12,201	$10,651
Mar 20	$10,531	$11,759	$10,598
Apr 20	$10,549	$11,611	$10,623
May 20	$10,598	$11,980	$10,728
Jun 20	$10,625	$12,079	$10,728
Jul 20	$10,649	$12,282	$10,755
Aug 20	$10,657	$12,225	$10,756
Sep 20	$10,670	$12,227	$10,764
Oct 20	$10,668	$12,191	$10,756
Nov 20	$10,677	$12,375	$10,769
Dec 20	$10,681	$12,450	$10,779
Jan 21	$10,690	$12,529	$10,797
Feb 21	$10,687	$12,330	$10,793
Mar 21	$10,693	$12,406	$10,801
Apr 21	$10,697	$12,510	$10,808
May 21	$10,696	$12,548	$10,813
Jun 21	$10,695	$12,582	$10,812
Jul 21	$10,703	$12,686	$10,826
Aug 21	$10,701	$12,640	$10,823
Sep 21	$10,694	$12,549	$10,812
Oct 21	$10,689	$12,512	$10,810
Nov 21	$10,689	$12,618	$10,813
Dec 21	$10,688	$12,639	$10,812
Jan 22	$10,651	$12,293	$10,740
Feb 22	$10,646	$12,249	$10,726
Mar 22	$10,616	$11,852	$10,637
Apr 22	$10,594	$11,524	$10,594
May 22	$10,621	$11,695	$10,675
Jun 22	$10,627	$11,504	$10,678
Jul 22	$10,650	$11,808	$10,736
Aug 22	$10,636	$11,549	$10,650
Sep 22	$10,622	$11,105	$10,558
Oct 22	$10,634	$11,013	$10,572
Nov 22	$10,691	$11,528	$10,694
Dec 22	$10,704	$11,561	$10,688
Jan 23	$10,751	$11,893	$10,778
Feb 23	$10,749	$11,624	$10,687
Mar 23	$10,802	$11,882	$10,802
Apr 23	$10,812	$11,855	$10,770
May 23	$10,834	$11,752	$10,758
Jun 23	$10,889	$11,870	$10,810
Jul 23	$10,923	$11,917	$10,833
Aug 23	$10,948	$11,746	$10,844
Sep 23	$10,953	$11,401	$10,800
Oct 23	$10,988	$11,304	$10,831
Nov 23	$11,075	$12,022	$10,947
Dec 23	$11,128	$12,301	$10,998
Jan 24	$11,151	$12,239	$11,005
Feb 24	$11,181	$12,254	$11,026
Mar 24	$11,209	$12,254	$11,035
Apr 24	$11,235	$12,102	$11,050
May 24	$11,275	$12,067	$11,076
Jun 24	$11,321	$12,252	$11,139
Jul 24	$11,365	$12,363	$11,212
Aug 24	$11,423	$12,461	$11,286
Sep 24	$11,461	$12,584	$11,321
Oct 24	$11,460	$12,400	$11,293

Average Annual Return [Table Text Block]
Average Annual Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV...
	4.30%	1.70%	1.42%
Bloomberg Municipal Bond Index...
	9.70	1.05	2.25
Bloomberg Municipal Bond: 1 Year (1-2) Index...
	4.42	1.38	1.28

Performance Inception Date	Mar. 03, 2015
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
AssetsNet	$ 682,282,883
Holdings Count | Holding	220
Advisory Fees Paid, Amount	$ 1,630,132
InvestmentCompanyPortfolioTurnover	91.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$682,282,883
Number of Portfolio Holdings...
220
Net Investment Advisory Fees...
$1,630,132
Portfolio Turnover Rate...
91%

Holdings [Text Block]

Credit quality allocation

Ten largest states

S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
3.3%
AA+...
26.5
AA...
7.2
AA-...
5.1
A+...
4.3
A...
3.6
A-...
13.6
BBB+...
4.4
BBB...
0.5
Not Rated...
31.5
State	Percent of TotaI InvestmentsFootnote Reference(a)
Texas ...
11.5%
Iowa ...
8.9
New York ...
7.7
Tennessee ...
7.2
New Jersey ...
5.8
Alabama ...
5.7
Louisiana ...
5.3
Illinois ...
3.9
Wisconsin ...
3.9
Kentucky ...
3.7

Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.